Acquisitions After the Segment of Financial Position Date	6 Months Ended
Sep. 30, 2021
Text Block Abstract [Abstract]
Acquisitions After the Segment of Financial Position Date
19	ACQUISITIONS AFTER THE STATEMENT OF FINANCIAL POSITION DATE
Fullerton India Credit Company Limited
On November 30, 2021, the Group acquired a 74.9% equity interest in Fullerton India Credit Company Limited (“Fullerton India”), which became the Group’s subsidiary. Fullerton India has a pan-India distribution network and offers unsecured loans and loans against property to mainly small and medium-sized enterprises and individual customers. Through this acquisition, the Group aims to gain a retail finance platform in India and further expand the Group’s business franchise in Asia.
The consideration for this transaction consisted of a cash payment amounting to ¥230 billion.
Further information could not be disclosed as the initial accounting for the business combination is yet to be finalized due to the proximity of the acquisition date to the date of authorization for issue of the consolidated financial statements.